UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07538

LORD ABBETT SECURITIES TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2014

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - ALPHA STRATEGY FUND July 31, 2014

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 100.00%

Lord Abbett Developing Growth Fund, Inc. - Class I*(b)	9,382,874	$251,930
Lord Abbett Securities Trust - International Opportunities Fund - Class I(c)	14,438,973	254,126
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I*(c)	6,916,582	123,461
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I*(c)	3,711,261	125,329
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I(c)	7,149,841	249,530
Lord Abbett Securities Trust - Value Opportunities Fund - Class I*(c)	11,712,761	252,293

Total Investments in Underlying Funds (cost $1,008,997,598)		1,256,669

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.10%

Repurchase Agreement

Repurchase Agreement dated 7/31/2014, Zero Coupon due 8/1/2014 with Fixed Income Clearing Corp. collateralized by $1,230,000 of Federal National Mortgage Assoc. at 0.75% due 4/20/2017; value: $1,223,850; proceeds: $1,197,317 (cost $1,197,317)	$1,197	1,197

Total Investments in Securities 100.10% (cost $1,010,194,915)		1,257,866

Liabilities in Excess of Other Assets (0.10)%		(1,216)

Net Assets 100.00%		$1,256,650

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(c)	Fund investment objective is long-term capital appreciation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - ALPHA STRATEGY FUND July 31, 2014

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,256,669	$—	$—	$1,256,669
Repurchase Agreement	—	1,197	—	1,197
Total	$1,256,669	$1,197	$—	$1,257,866

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of Underlying Funds.
(3)	There were no level transfers during the period ended July 31, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.63%

Aerospace & Defense 4.34%

General Dynamics Corp.	1,131,400	$132,113
United Technologies Corp.	1,081,300	113,699
Total		245,812

Auto Components 0.72%

Johnson Controls, Inc.	867,453	40,978

Banks 13.07%

Bank of America Corp.	1,898,000	28,945
BB&T Corp.	2,170,900	80,367
East West Bancorp, Inc.	2,419,332	82,402
First Republic Bank	1,607,800	75,116
JPMorgan Chase & Co.	3,577,622	206,321
Signature Bank*	550,500	62,972
SunTrust Banks, Inc.	2,248,651	85,561
SVB Financial Group*	605,359	65,996
U.S. Bancorp	1,238,800	52,067
Total		739,747

Beverages 1.62%

PepsiCo, Inc.	1,043,500	91,932

Biotechnology 2.03%

Celgene Corp.*	541,754	47,214
Medivation, Inc.*	430,969	31,991
Puma Biotechnology, Inc.*	160,600	35,608
Total		114,813

Building Products 0.75%

USG Corp.*	1,606,500	42,492

Capital Markets 3.84%

Affiliated Managers Group, Inc.*	359,436	71,618
Artisan Partners Asset Management, Inc. Class A	468,894	24,429
Greenhill & Co., Inc.	1,161,100	53,144
Invesco Ltd.	1,820,287	68,497
Total		217,688

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2014

Investments	Shares	Fair Value (000)
Chemicals 1.53%

PPG Industries, Inc.	435,600	$86,406

Communications Equipment 2.28%

Cisco Systems, Inc.	5,109,800	128,920

Consumer Finance 3.87%

Capital One Financial Corp.	1,763,299	140,253
Discover Financial Services	1,287,300	78,602
Total		218,855

Diversified Telecommunication Services 2.41%

Verizon Communications, Inc.	2,701,700	136,220

Electric: Utilities 2.88%

Duke Energy Corp.	1,351,500	97,484
NextEra Energy, Inc.	698,886	65,618
Total		163,102

Energy Equipment & Services 0.49%

Helmerich & Payne, Inc.	258,632	27,482

Food Products 1.65%

Mondelez International, Inc. Class A	2,591,803	93,305

Health Care Equipment & Supplies 1.70%

St. Jude Medical, Inc.	1,480,100	96,488

Health Care Providers & Services 5.83%

Community Health Systems, Inc.*	1,919,152	91,544
DaVita HealthCare Partners, Inc.*	1,267,871	89,309
Envision Healthcare Holdings, Inc.*	1,066,784	38,137
McKesson Corp.	579,700	111,221
Total		330,211

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2014

Investments	Shares	Fair Value (000)
Household Products 3.94%

Colgate-Palmolive Co.	1,095,600	$69,461
Kimberly-Clark Corp.	372,040	38,644
Procter & Gamble Co. (The)	1,487,000	114,975
Total		223,080

Information Technology Services 1.63%

Vantiv, Inc. Class A*	2,817,400	92,354

Insurance 5.92%

Allstate Corp. (The)	2,075,700	121,325
Hartford Financial Services Group, Inc. (The)	3,262,824	111,458
Prudential Financial, Inc.	1,178,136	102,462
Total		335,245

Internet Software & Services 0.54%

eBay, Inc.*	583,122	30,789

Life Sciences Tools & Services 1.13%

Quintiles Transnational Holdings, Inc.*	1,164,711	63,978

Machinery 1.39%

Caterpillar, Inc.	783,900	78,978

Media 3.53%

CBS Corp. Class B	849,076	48,253
Comcast Corp. Class A	2,247,533	120,760
Starz Class A*	1,075,800	30,671
Total		199,684

Multi-Line Retail 0.92%

Kohl’s Corp.	972,500	52,068

Multi-Utilities 1.32%

Sempra Energy	749,805	74,763

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2014

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 11.91%

Chevron Corp.	1,049,000	$135,573
Devon Energy Corp.	1,296,200	97,863
Exxon Mobil Corp.	1,561,054	154,451
Marathon Oil Corp.	2,651,700	102,753
Phillips 66	762,600	61,854
Pioneer Natural Resources Co.	121,666	26,944
Range Resources Corp.	552,222	41,742
SM Energy Co.	329,700	25,895
Southwestern Energy Co.*	671,506	27,250
Total		674,325

Paper & Forest Products 0.76%

International Paper Co.	902,500	42,869

Pharmaceuticals 2.99%

Actavis plc*	318,432	68,227
Eli Lilly & Co.	1,653,700	100,975
Total		169,202

Real Estate Investment Trusts 1.86%

Simon Property Group, Inc.	597,100	100,426
Washington Prime Group, Inc.*	250,200	4,727
Total		105,153

Semiconductors & Semiconductor Equipment 2.14%

Intel Corp.	3,573,800	121,116

Specialty Retail 0.94%

Foot Locker, Inc.	1,118,951	53,184

Technology Hardware, Storage & Peripherals 5.20%

EMC Corp.	3,800,000	111,340
Hewlett-Packard Co.	4,344,100	154,694
Seagate Technology plc (Ireland)(a)	486,900	28,532
Total		294,566

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2014

Investments	Shares	Fair Value (000)
Textiles, Apparel & Luxury Goods 1.99%

Deckers Outdoor Corp.*	489,963	$43,367
PVH Corp.	627,347	69,121
Total		112,488

Trading Companies & Distributors 1.51%

W.W. Grainger, Inc.	363,400	85,453

Total Common Stocks (cost $4,931,390,817)		5,583,746

	Principal Amount (000)

SHORT-TERM INVESTMENT 1.65%

Repurchase Agreement

Repurchase Agreement dated 7/31/2014, Zero Coupon due 8/1/2014 with Fixed Income Clearing Corp. collateralized by $61,785,000 of Federal National Mortgage Assoc. at 0.75% due 4/20/2017 and $33,455,000 of U.S. Treasury Note at 0.875% due 2/28/2017; value: $95,056,531; proceeds: $93,187,816 (cost $93,187,816)	$93,188	93,188

Total Investments in Securities 100.28% (cost $5,024,578,633)		5,676,934

Liabilities in Excess of Other Assets (0.28)%		(15,588)

Net Assets 100.00%		$5,661,346

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2014

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$5,583,746	$—	$—	$5,583,746
Repurchase Agreement	—	93,188	—	93,188
Total	$5,583,746	$93,188	$—	$5,676,934

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended July 31, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.00%

Air Freight & Logistics 1.27%

FedEx Corp.	101,778	$14,949

Airlines 0.71%

American Airlines Group, Inc.	215,309	8,365

Automobiles 0.99%

Tesla Motors, Inc.*	51,846	11,577

Banks 0.72%

Wells Fargo & Co.	166,236	8,461

Beverages 0.60%

Dr. Pepper Snapple Group, Inc.	120,079	7,056

Biotechnology 9.06%

Alexion Pharmaceuticals, Inc.*	59,187	9,410
Biogen Idec, Inc.*	69,272	23,164
Celgene Corp.*	169,343	14,758
Gilead Sciences, Inc.*	277,804	25,433
Pharmacyclics, Inc.*	66,617	8,023
Regeneron Pharmaceuticals, Inc.*	45,196	14,292
Vertex Pharmaceuticals, Inc.*	126,181	11,219
Total		106,299

Capital Markets 1.93%

Affiliated Managers Group, Inc.*	49,642	9,891
Charles Schwab Corp. (The)	457,477	12,695
Total		22,586

Chemicals 2.57%

Dow Chemical Co. (The)	246,443	12,586
Monsanto Co.	51,920	5,872
Sherwin-Williams Co. (The)	56,850	11,724
Total		30,182

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2014

Investments	Shares	Fair Value (000)
Communications Equipment 1.53%

Palo Alto Networks, Inc.*	155,268	$12,555
QUALCOMM, Inc.	73,979	5,452
Total		18,007

Consumer Finance 0.97%

American Express Co.	129,432	11,390

Diversified Telecommunication Services 0.86%

Verizon Communications, Inc.	200,000	10,084

Electronic Equipment, Instruments & Components 0.55%

IPG Photonics Corp.*	95,684	6,444

Energy Equipment & Services 3.64%

CARBO Ceramics, Inc.	47,776	5,950
FMC Technologies, Inc.*	224,404	13,644
Halliburton Co.	173,774	11,989
Schlumberger Ltd.	102,347	11,093
Total		42,676

Food & Staples Retailing 2.52%

Costco Wholesale Corp.	127,092	14,938
CVS Caremark Corp.	116,179	8,872
Walgreen Co.	82,891	5,700
Total		29,510

Food Products 1.22%

Keurig Green Mountain, Inc.	120,157	14,332

Health Care Providers & Services 2.99%

HCA Holdings, Inc.*	197,095	12,873
McKesson Corp.	47,488	9,111
Universal Health Services, Inc. Class B	123,322	13,146
Total		35,130

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2014

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 3.84%

Chipotle Mexican Grill, Inc.*	23,960	$16,113
Hilton Worldwide Holdings, Inc.*	354,962	8,594
Starbucks Corp.	191,019	14,838
Starwood Hotels & Resorts Worldwide, Inc.	72,089	5,539
Total		45,084

Household Durables 0.41%

iRobot Corp.*	148,531	4,808

Household Products 0.98%

Colgate-Palmolive Co.	181,650	11,517

Information Technology Services 2.69%

MasterCard, Inc. Class A	195,685	14,510
Visa, Inc. Class A	80,978	17,087
Total		31,597

Internet & Catalog Retail 2.39%

Amazon.com, Inc.*	16,875	5,282
Ctrip.com International Ltd. ADR*	89,976	5,761
Netflix, Inc.*	11,286	4,771
TripAdvisor, Inc.*	44,983	4,266
zulily, Inc. Class A*	231,378	8,010
Total		28,090

Internet Software & Services 14.34%

Akamai Technologies, Inc.*	162,290	9,578
Baidu, Inc. ADR*	81,685	17,648
Facebook, Inc. Class A*	780,892	56,732
Google, Inc. Class A*	90,904	52,684
LinkedIn Corp. Class A*	80,149	14,478
Twitter, Inc.*	378,999	17,127
Total		168,247

Life Sciences Tools & Services 1.71%

Illumina, Inc.*	50,051	8,004
Quintiles Transnational Holdings, Inc.*	219,626	12,064
Total		20,068

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2014

Investments	Shares	Fair Value (000)
Machinery 1.78%

Nordson Corp.	158,176	$11,890
Wabtec Corp.	111,092	8,963
Total		20,853

Media 3.00%

Comcast Corp. Class A	325,133	17,469
Walt Disney Co. (The)	206,300	17,717
Total		35,186

Multi-Line Retail 0.77%

Nordstrom, Inc.	130,412	9,028

Multi-Utilities 1.01%

Sempra Energy	118,520	11,818

Oil, Gas & Consumable Fuels 2.06%

EOG Resources, Inc.	106,742	11,682
Whiting Petroleum Corp.*	141,627	12,532
Total		24,214

Personal Products 0.90%

Estee Lauder Cos., Inc. (The) Class A	144,182	10,592

Pharmaceuticals 1.98%

Eli Lilly & Co.	189,914	11,596
Merck & Co., Inc.	205,486	11,659
Total		23,255

Professional Services 2.37%

IHS, Inc. Class A*	96,607	12,691
Robert Half International, Inc.	310,227	15,093
Total		27,784

Real Estate Investment Trusts 1.04%

Simon Property Group, Inc.	72,231	12,149

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2014

Investments	Shares	Fair Value (000)
Real Estate Management & Development 1.04%

CBRE Group, Inc. Class A*	394,327	$12,161

Road & Rail 2.01%

Old Dominion Freight Line, Inc.*	143,363	9,101
Union Pacific Corp.	146,942	14,446
Total		23,547

Semiconductors & Semiconductor Equipment 5.06%

Applied Materials, Inc.	533,352	11,179
First Solar, Inc.*	133,178	8,405
Lam Research Corp.	154,560	10,819
NXP Semiconductors NV (Netherlands)*(a)	154,408	9,628
Skyworks Solutions, Inc.	212,158	10,769
SunPower Corp.*	234,384	8,609
Total		59,409

Software 7.23%

Adobe Systems, Inc.*	125,695	8,687
Autodesk, Inc.*	215,772	11,511
King Digital Entertainment plc (Ireland)*(a)	703,466	13,682
Microsoft Corp.	538,152	23,227
Red Hat, Inc.*	162,045	9,418
Ultimate Software Group, Inc. (The)*	44,715	6,033
VMware, Inc. Class A*	60,688	6,030
Workday, Inc. Class A*	74,019	6,206
Total		84,794

Specialty Retail 2.06%

Tiffany & Co.	126,428	12,341
Williams-Sonoma, Inc.	175,476	11,769
Total		24,110

Technology Hardware, Storage & Peripheral 3.96%

Apple, Inc.	486,638	46,508

Textiles, Apparel & Luxury Goods 2.50%

NIKE, Inc. Class B	191,116	14,741
Under Armour, Inc. Class A*	219,047	14,621
Total		29,362

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2014

Investments	Shares	Fair Value (000)
Trading Companies & Distributors 0.75%

HD Supply Holdings, Inc.*	347,236	$8,827

Water Utilities 0.99%

American Water Works Co., Inc.	242,229	11,571

Total Common Stocks (cost $1,138,167,427)		1,161,627

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.85%

Repurchase Agreement

Repurchase Agreement dated 7/31/2014, Zero Coupon due 8/1/2014 with Fixed Income Clearing Corp. collateralized by $34,105,000 of Federal National Mortgage Assoc. at 1.00% due 8/14/2017; value: $34,105,000; proceeds: $33,434,356 (cost $33,434,356)	$33,434	33,434

Total Investments in Securities 101.85% (cost $1,171,601,783)		1,195,061

Liabilities in Excess of Other Assets (1.85)%		(21,673)

Net Assets 100.00%		$1,173,388

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2014

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,161,627	$—	$—	$1,161,627
Repurchase Agreement	—	33,434	—	33,434
Total	$1,161,627	$33,434	$—	$1,195,061

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended July 31, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 98.54%

COMMON STOCKS 97.12%

Austria 0.89%

Machinery
Andritz AG	111,376	$6,028

Canada 1.04%

Metals & Mining
Teck Resources Ltd. Class B	292,200	7,003

China 2.98%

Internet Software & Services 0.99%
Baidu, Inc. ADR *	30,800	6,654
Oil, Gas & Consumable Fuels 1.18%
Kunlun Energy Co., Ltd.	4,692,000	7,969
Real Estate Management & Development 0.81%
China Overseas Land & Investment Ltd.	1,810,000	5,504
Total China		20,127

Denmark 2.31%

Diversified Telecommunication Services 1.62%
TDC A/S	1,084,045	10,936
Pharmaceuticals 0.69%
H Lundbeck A/S	203,474	4,663
Total Denmark		15,599

France 7.76%

Aerospace & Defense 1.40%
Safran SA	161,481	9,490
Banks 0.73%
BNP Paribas SA	74,016	4,911
Electric: Utilities 0.58%
Electricite de France SA	121,259	3,917
Electrical Equipment 1.16%
Schneider Electric SE	92,313	7,824
Insurance 1.42%
AXA SA	416,944	9,579
Pharmaceuticals 1.47%
Sanofi	94,644	9,937
Textiles, Apparel & Luxury Goods 1.00%
Kering	31,460	6,735
Total France		52,393

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
Germany 6.50%

Automobiles 1.32%
Daimler AG Registered Shares	108,218	$8,930
Banks 0.48%
Commerzbank AG *	226,323	3,252
Diversified Financial Services 0.81%
Deutsche Boerse AG	75,877	5,493
Health Care Providers & Services 1.01%
Fresenius SE & Co. KGaA	45,715	6,836
Industrial Conglomerates 1.83%
Siemens AG Registered Shares	99,956	12,344
Life Sciences Tools & Services 1.05%
MorphoSys AG *	73,759	7,058
Total Germany		43,913

Hong Kong 4.34%

Airlines 1.22%
Cathay Pacific Airways Ltd.	4,375,000	8,265
Electric: Utilities 1.37%
Cheung Kong Infrastructure Holdings Ltd.	1,308,000	9,215
Hotels, Restaurants & Leisure 1.75%
SJM Holdings Ltd.	4,432,000	11,841
Total Hong Kong		29,321

India 0.51%

Oil, Gas & Consumable Fuels
Reliance Industries Ltd.	208,217	3,434

Indonesia 0.93%

Banks
PT Bank Negara Indonesia (Persero) Tbk	14,518,894	6,289

Italy 4.03%

Banks 1.29%
UniCredit SpA	1,119,856	8,736
Gas Utilities 1.04%
Snam SpA	1,189,493	7,012
Oil, Gas & Consumable Fuels 1.70%
Eni SpA ADR	225,800	11,471
Total Italy		27,219

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
Japan 18.76%

Automobiles 2.37%
Nissan Motor Co., Ltd.	504,100	$4,945
Toyota Motor Corp.	187,900	11,094
		16,039
Banks 1.77%
Bank of Yokohama Ltd. (The)	2,097,000	11,932
Chemicals 1.41%
Asahi Kasei Corp.	1,205,000	9,523
Diversified Financial Services 1.24%
ORIX Corp.	519,400	8,394
Electrical Equipment 1.16%
Nidec Corp.	120,100	7,822
Electronic Equipment, Instruments & Components 1.98%
Hitachi Ltd.	1,727,000	13,386
Information Technology Services 0.95%
Obic Co., Ltd.	180,800	6,418
Machinery 1.27%
NSK Ltd.	609,000	8,567
Real Estate Management & Development 1.51%
Daiwa House Industry Co., Ltd.	501,000	10,170
Tobacco 1.20%
Japan Tobacco, Inc.	229,700	8,078
Trading Companies & Distributors 3.12%
Mitsubishi Corp.	441,200	9,297
Sumitomo Corp.	894,800	11,792
		21,089
Wireless Telecommunication Services 0.78%
SoftBank Corp.	73,500	5,284
Total Japan		126,702

Luxembourg 0.71%

Metals & Mining
ArcelorMittal Registered Shares	317,600	4,831

Mexico 0.86%

Real Estate Investment Trusts
Macquarie Mexico Real Estate Management SA de CV *	2,863,200	5,778

Netherlands 6.46%

Beverages 1.91%
Heineken Holding NV	202,549	12,896

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
Netherlands (continued)

Diversified Financial Services 1.43%
ING Groep NV CVA *	745,291	$9,679
Insurance 1.53%
Aegon NV	1,274,356	10,335
Oil, Gas & Consumable Fuels 1.59%
Royal Dutch Shell plc ADR	131,500	10,761
Total Netherlands		43,671

Norway 2.98%

Banks 1.78%
DNB ASA	677,179	12,001
Insurance 1.20%
Storebrand ASA *	1,458,221	8,102
Total Norway		20,103

Portugal 1.72%

Oil, Gas & Consumable Fuels
Galp Energia SGPS SA	654,884	11,624

South Korea 4.31%

Chemicals 0.26%
LG Chem Ltd.	6,239	1,746
Semiconductors & Semiconductor Equipment 2.51%
Samsung Electronics Co., Ltd.	6,311	8,167
SK Hynix, Inc. *	202,137	8,795
		16,962
Wireless Telecommunication Services 1.54%
SK Telecom Co., Ltd.	40,540	10,407
Total South Korea		29,115

Spain 3.09%

Airlines 0.75%
International Consolidated Airlines Group SA *	914,136	5,081
Construction & Engineering 2.24%
ACS Actividades de Construccion y Servicios SA	227,403	9,944
Obrascon Huarte Lain SA	136,318	5,146
		15,090
Media 0.10%
Mediaset Espana Comunicacion SA *	59,093	689
Total Spain		20,860

Sweden 2.79%

Diversified Telecommunication Services 1.37%
TeliaSonera AB	1,238,145	9,274

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
Sweden (continued)

Machinery 1.42%
Alfa Laval AB	422,679	$9,598
Total Sweden		18,872

Switzerland 3.89%

Chemicals 1.00%
Syngenta AG Registered Shares	18,976	6,722
Insurance 0.77%
Swiss Re AG *	61,351	5,215
Pharmaceuticals 2.12%
Roche Holding AG	49,429	14,345
Total Switzerland		26,282

Taiwan 0.64%

Semiconductors & Semiconductor Equipment
Siliconware Precision Industries Co. ADR	650,880	4,328

Thailand 0.93%

Banks
Bangkok Bank Public Co., Ltd.	1,025,900	6,254

United Kingdom 18.69%

Banks 4.49%
Barclays plc	2,021,904	7,665
HSBC Holdings plc	864,127	9,264
HSBC Holdings plc ADR	62,400	3,332
Lloyds Banking Group plc *	8,071,399	10,062
		30,323
Beverages 1.26%
Diageo plc	283,862	8,525
Electric: Utilities 1.26%
SSE plc	348,001	8,546
Food Products 1.77%
Tate & Lyle plc	404,970	4,252
Unilever plc	178,980	7,733
		11,985
Household Durables 0.94%
Berkeley Group Holdings plc	153,648	6,325
Insurance 1.62%
Prudential plc	475,637	10,932
Media 1.45%
WPP plc	492,944	9,813

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Metals & Mining 1.12%
Rio Tinto plc ADR	132,400	$7,585
Oil, Gas & Consumable Fuels 0.54%
Genel Energy plc *	215,942	3,634
Pharmaceuticals 2.17%
GlaxoSmithKline plc	207,264	4,995
Shire plc	117,079	9,636
		14,631
Tobacco 1.53%
Imperial Tobacco Group plc	238,928	10,344
Trading Companies & Distributors 0.54%
Ashtead Group plc	241,441	3,622

Total United Kingdom		126,265

Total Common Stocks (cost $579,234,721)		656,011

PREFERRED STOCK 1.42%

Germany

Automobiles
Volkswagen AG (cost $10,695,044)	41,242	9,578

Total Long-Term Investments (cost $589,929,765)		665,589

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.85%

Repurchase Agreement

Repurchase Agreement dated 7/31/2014, Zero Coupon due 8/1/2014 with Fixed Income Clearing Corp. collateralized by $5,715,000 of Federal National Mortgage Assoc. at 2.00% due 5/16/2017; value: $5,879,306; proceeds: $5,763,825 (cost $5,763,825)	$5,764	5,764

Total Investments in Securities 99.39% (cost $595,693,590)		671,353

Cash, Foreign Cash and Other Assets in Excess of Liabilities(a) 0.61%		4,093

Net Assets 100.00%		$675,446

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2014

Open Forward Foreign Currency Exchange Contracts at July 31, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Buy	J.P.Morgan	8/11/2014	9,730,000	$8,941,666	$9,038,333	$96,667
Australian dollar	Buy	J.P.Morgan	8/11/2014	9,730,000	8,938,990	9,038,333	99,343
Australian dollar	Buy	J.P.Morgan	8/11/2014	9,730,000	8,940,547	9,038,333	97,786
Australian dollar	Buy	J.P.Morgan	10/14/2014	5,457,000	5,044,980	5,046,689	1,709
Australian dollar	Buy	UBS AG	10/14/2014	5,457,000	5,043,889	5,046,689	2,800
Singapore dollar	Buy	J.P.Morgan	9/16/2014	6,360,000	5,086,983	5,098,212	11,229
euro	Sell	Barclays Bank plc	8/11/2014	17,615,000	24,198,289	23,587,886	610,403
euro	Sell	Barclays Bank plc	10/9/2014	1,350,000	1,828,882	1,808,105	20,777
euro	Sell	Goldman Sachs	8/11/2014	3,000,000	4,152,417	4,017,239	135,178
euro	Sell	Goldman Sachs	10/9/2014	1,760,000	2,382,586	2,357,233	25,353
euro	Sell	Goldman Sachs	10/9/2014	4,510,000	6,162,396	6,040,408	121,988
euro	Sell	Goldman Sachs	12/19/2014	1,555,000	2,087,681	2,083,287	4,394
euro	Sell	J.P.Morgan	8/11/2014	800,000	1,109,886	1,071,264	38,622
euro	Sell	J.P.Morgan	10/9/2014	4,270,000	5,822,662	5,718,968	103,694
euro	Sell	J.P.Morgan	10/9/2014	2,515,000	3,419,894	3,368,432	51,462
euro	Sell	J.P.Morgan	10/9/2014	3,435,000	4,693,354	4,600,621	92,733
euro	Sell	Morgan Stanley	10/9/2014	4,045,000	5,488,887	5,417,617	71,270
euro	Sell	Morgan Stanley	10/9/2014	3,590,000	4,876,462	4,808,219	68,243
Japanese yen	Sell	J.P.Morgan	9/8/2014	210,000,000	2,071,728	2,041,928	29,800
Norwegian krone	Sell	Bank of America	8/14/2014	20,285,000	3,406,811	3,225,696	181,115
Norwegian krone	Sell	J.P.Morgan	8/14/2014	86,250,000	14,459,966	13,715,368	744,598
South Korean won	Sell	J.P.Morgan	8/21/2014	1,400,000,000	1,362,597	1,357,395	5,202
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,614,366

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	J.P.Morgan	10/14/2014	5,457,000	$5,054,268	$5,046,689	$(7,579)
Australian dollar	Buy	UBS AG	10/14/2014	5,457,000	5,057,662	5,046,689	(10,973)
Brazilian real	Buy	UBS AG	11/25/2014	16,000,000	6,945,952	6,835,646	(110,306)
British pound	Buy	Goldman Sachs	9/5/2014	1,235,000	2,103,662	2,084,514	(19,148)
British pound	Buy	J.P.Morgan	9/5/2014	625,000	1,063,717	1,054,916	(8,801)
British pound	Buy	J.P.Morgan	9/5/2014	1,025,000	1,752,520	1,730,062	(22,458)
British pound	Buy	J.P.Morgan	9/5/2014	935,000	1,601,423	1,578,154	(23,269)
British pound	Buy	Morgan Stanley	9/5/2014	1,235,000	2,104,957	2,084,514	(20,443)
British pound	Buy	Morgan Stanley	9/5/2014	2,195,000	3,729,538	3,704,864	(24,674)
British pound	Buy	Morgan Stanley	9/5/2014	1,215,000	2,078,121	2,050,756	(27,365)
euro	Buy	Goldman Sachs	8/11/2014	1,235,000	1,690,472	1,653,763	(36,709)
euro	Buy	Goldman Sachs	8/11/2014	2,110,000	2,871,752	2,825,458	(46,294)
euro	Buy	Goldman Sachs	8/11/2014	3,290,000	4,450,926	4,405,572	(45,354)
euro	Buy	J.P.Morgan	12/19/2014	6,070,000	8,180,848	8,132,188	(48,660)
euro	Buy	Morgan Stanley	8/11/2014	1,285,000	1,748,625	1,720,717	(27,908)
euro	Buy	Morgan Stanley	8/11/2014	1,835,000	2,495,364	2,457,211	(38,153)
Japanese yen	Buy	J.P.Morgan	9/8/2014	210,000,000	2,053,983	2,041,928	(12,055)
Norwegian krone	Buy	Morgan Stanley	8/14/2014	12,950,000	2,102,420	2,059,293	(43,127)
South African rand	Buy	Deutsche Bank AG	8/25/2014	48,400,000	4,511,062	4,498,175	(12,887)
Swiss franc	Buy	Morgan Stanley	9/16/2014	7,250,000	8,153,511	7,980,315	(173,196)
Swiss franc	Buy	Morgan Stanley	10/20/2014	16,925,000	18,896,144	18,634,792	(261,352)
British pound	Sell	J.P.Morgan	9/5/2014	8,465,000	14,168,743	14,287,780	(119,037)
South Korean won	Sell	J.P.Morgan	8/21/2014	13,500,000,000	12,922,370	13,089,169	(166,799)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,306,547)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2014

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks(3)
Austria	$—	$6,028	$—	$6,028
Canada	7,003	—	—	7,003
China	6,654	13,473	—	20,127
Denmark	4,663	10,936	—	15,599
France	—	52,393	—	52,393
Germany	—	43,913	—	43,913
Hong Kong	—	29,321	—	29,321
India	—	3,434	—	3,434
Indonesia	—	6,289	—	6,289
Italy	11,471	15,748	—	27,219
Japan	—	126,702	—	126,702
Luxembourg	4,831	—	—	4,831
Mexico	5,778	—	—	5,778
Netherlands	10,761	32,910	—	43,671
Norway	—	20,103	—	20,103
Portugal	—	11,624	—	11,624
South Korea	—	29,115	—	29,115
Spain	—	20,860	—	20,860
Sweden	—	18,872	—	18,872
Switzerland	—	26,282	—	26,282
Taiwan	4,328	—	—	4,328
Thailand	—	6,254	—	6,254
United Kingdom	10,917	115,348	—	126,265
Preferred Stock(3)	—	9,578	—	9,578
Repurchase Agreement	—	5,764	—	5,764
Total	$66,406	$604,947	$—	$671,353
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$2,614	$—	$2,614
Liabilities	—	(1,306)	—	(1,306)
Total	$—	$1,308	$—	$1,308

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	As of July 31, 2014, the Fund utilized adjusted valuation for the majority of foreign securities (as described in Note 2(a)) which resulted in Level 2 inputs for these foreign securities. As of October 31, 2013, the Fund utilized the last sale or official closing price on the exchange or system on which the foreign securities are principally traded which resulted in Level 1 inputs for all foreign securities. For the period ended July 31, 2014, the total securities transferred from Level 1 to Level 2 were $575,586,238.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 97.27%

COMMON STOCKS 95.52%

Australia 8.10%

Banks 2.33%
National Australia Bank Ltd.	2,014,641	$65,415
Electric: Utilities 2.56%
SP AusNet *	25,575,237	31,857
Spark Infrastructure Group	22,853,047	39,821
		71,678
Personal Products 0.41%
Asaleo Care Ltd. *	6,818,377	11,342
Real Estate Investment Trusts 2.80%
Mirvac Group	27,410,951	45,853
Scentre Group *	10,331,800	32,645
		78,498
Total Australia		226,933

Austria 0.81%

Metals & Mining
Voestalpine AG	513,934	22,617

Belgium 1.10%

Air Freight & Logistics
bpost SA	1,222,633	30,730

Canada 1.55%

Oil, Gas & Consumable Fuels
Baytex Energy Corp.	1,014,700	43,497

China 3.16%

Banks 1.30%
Bank of China Ltd. H Shares	76,374,000	36,498
Oil, Gas & Consumable Fuels 0.82%
Kunlun Energy Co., Ltd.	13,562,000	23,034
Real Estate Management & Development 1.04%
Greentown China Holdings Ltd.	14,901,000	19,169
KWG Property Holding Ltd.	13,667,000	9,979
		29,148
Total China		88,680

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
Denmark 2.05%

Diversified Telecommunication Services
TDC A/S	5,692,107	$57,423

Finland 0.77%

Paper & Forest Products
UPM-Kymmene OYJ	1,327,578	21,638

France 8.33%

Banks 1.47%
BNP Paribas SA	620,611	41,180
Electric: Utilities 0.93%
Electricite de France SA	810,052	26,168
Electrical Equipment 0.74%
Schneider Electric SE	245,713	20,826
Insurance 1.34%
AXA SA	1,637,833	37,629
Oil, Gas & Consumable Fuels 1.81%
Total SA ADR	786,080	50,702
Pharmaceuticals 1.38%
Sanofi	369,218	38,764
Textiles, Apparel & Luxury Goods 0.66%
Kering	85,641	18,334
Total France		233,603

Germany 7.55%

Automobiles 1.13%
Daimler AG Registered Shares	385,421	31,804
Diversified Telecommunication Services 1.36%
Deutsche Telekom AG Registered Shares	2,352,617	38,177
Industrial Conglomerates 1.55%
Siemens AG Registered Shares	352,226	43,499
Media 1.21%
ProSiebenSat.1 Media AG Registered Shares	805,950	33,792
Real Estate Management & Development 1.00%
Deutsche Annington Immobilien SE	911,266	27,956
Wireless Telecommunication Services 1.30%
Freenet AG	1,380,160	36,418
Total Germany		211,646

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
Hong Kong 5.03%

Electric: Utilities 1.38%
Cheung Kong Infrastructure Holdings Ltd.	5,501,000	$38,755
Hotels, Restaurants & Leisure 1.69%
SJM Holdings Ltd.	17,695,000	47,275
Real Estate Management & Development 1.42%
Cheung Kong Holdings Ltd.	2,063,000	39,856
Water Utilities 0.54%
Guangdong Investment Ltd.	13,556,000	15,202
Total Hong Kong		141,088

Israel 1.27%

Diversified Telecommunication Services
Bezeq The Israeli Telecommunication Corp., Ltd.	19,041,071	35,455

Italy 3.63%

Gas Utilities 1.49%
Snam SpA	7,089,818	41,793
Oil, Gas & Consumable Fuels 1.64%
Eni SpA ADR	905,880	46,019
Transportation Infrastructure 0.50%
Atlantia SpA	527,918	13,972
Total Italy		101,784

Japan 9.24%

Automobiles 1.70%
Nissan Motor Co., Ltd.	1,616,000	15,853
Toyota Motor Corp.	539,900	31,876
		47,729
Banks 1.27%
Aozora Bank Ltd.	10,436,000	35,462
Real Estate Investment Trusts 0.86%
United Urban Investment Corp.	15,079	24,215
Real Estate Management & Development 1.00%
Daiwa House Industry Co., Ltd.	1,383,000	28,074
Technology Hardware, Storage & Peripheral 0.97%
Ricoh Co., Ltd.	2,372,200	27,156

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Tobacco 0.93%
Japan Tobacco, Inc.	737,500	$25,936
Trading Companies & Distributors 2.51%
Mitsubishi Corp.	1,363,600	28,734
Sumitomo Corp.	3,153,200	41,553
		70,287
Total Japan		258,859

Luxembourg 0.51%

Media
RTL Group SA	139,837	14,221

Mexico 0.71%

Real Estate Investment Trusts
Macquarie Mexico Real Estate Management SA de CV *	9,851,737	19,882

Netherlands 3.12%

Insurance 1.17%
Aegon NV	4,033,891	32,714
Oil, Gas & Consumable Fuels 1.95%
Royal Dutch Shell plc ADR	668,500	54,703
Total Netherlands		87,417

New Zealand 2.21%

Airlines 1.21%
Air New Zealand Ltd.	20,272,346	33,981
Diversified Telecommunication Services 1.00%
Telecom Corp. of New Zealand Ltd.	11,553,100	27,873
Total New Zealand		61,854

Portugal 1.57%

Electric: Utilities
EDP - Energias de Portugal SA	9,363,786	43,851

Singapore 0.91%

Real Estate Investment Trusts
Mapletree Logistics Trust	27,079,000	25,462

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
South Korea 1.58%

Wireless Telecommunication Services
SK Telecom Co., Ltd.	172,563	$44,297

Spain 5.48%

Banks 1.26%
Banco Bilbao Vizcaya Argentaria SA	2,887,988	35,501
Electric: Utilities 0.77%
Red Electrica Corp. SA	250,700	21,542
Gas Utilities 1.67%
Enagas SA	1,404,522	46,728
Insurance 0.50%
Mapfre SA	3,649,338	14,037
Oil, Gas & Consumable Fuels 1.28%
Repsol SA	1,438,659	35,877
Total Spain		153,685

Sweden 2.63%

Construction & Engineering 0.77%
NCC AB B Shares	690,640	21,581
Diversified Telecommunication Services 1.86%
TeliaSonera AB	6,975,319	52,243
Total Sweden		73,824

Switzerland 3.65%

Insurance 0.85%
Swiss Re AG *	280,216	23,821
Pharmaceuticals 2.80%
Novartis AG Registered Shares	396,441	34,490
Roche Holding AG	151,753	44,039
		78,529
Total Switzerland		102,350

Taiwan 1.21%

Semiconductors & Semiconductor Equipment
Siliconware Precision Industries Co. ADR	2,010,995	13,373
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,024,800	20,496
Total Taiwan		33,869

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
Thailand 1.56%

Banks 0.93%
Krung Thai Bank PCL	39,314,500	$26,116
Chemicals 0.63%
PTT Global Chemical PCL	8,700,400	17,729
Total Thailand		43,845

Turkey 0.89%

Oil, Gas & Consumable Fuels
Tupras Turkiye Petrol Rafinerileri AS	1,019,696	24,920

United Kingdom 16.90%

Aerospace & Defense 1.27%
BAE Systems plc	4,924,452	35,490
Banks 2.54%
Barclays plc	6,730,801	25,514
HSBC Holdings plc	4,266,054	45,736
		71,250
Beverages 0.53%
Britvic plc	1,257,002	14,854
Electric: Utilities 1.37%
SSE plc	1,561,146	38,340
Food Products 1.44%
Tate & Lyle plc	1,513,634	15,891
Unilever plc	567,790	24,532
		40,423
Household Durables 0.69%
Berkeley Group Holdings plc	472,589	19,455
Insurance 1.23%
Prudential plc	1,503,098	34,547
Media 0.88%
Reed Elsevier plc	1,525,091	24,517
Metals & Mining 1.09%
Rio Tinto plc ADR	532,900	30,530
Multi-Utilities 0.79%
National Grid plc	1,549,394	22,068
Oil, Gas & Consumable Fuels 1.70%
BP plc	5,857,104	47,699
Pharmaceuticals 1.83%
AstraZeneca plc	383,036	27,968
GlaxoSmithKline plc	971,800	23,419
		51,387

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Tobacco 1.54%
Imperial Tobacco Group plc	998,856	$43,245
Total United Kingdom		473,805

Total Common Stocks (cost $2,422,451,851)		2,677,235

	Principal Amount
CORPORATE BOND 0.62%

Spain

Banks
Banco Popular Espanol SA (a) (cost $16,220,727)	$11,000,000	17,491

	Shares
PREFERRED STOCK 1.13%

Brazil

Independent Power and Renewable Electricity Producer
AES Tiete SA (cost $38,077,369)	3,878,400	31,728

Total Long-Term Investments (cost $2,476,749,947)		2,726,454

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.81%

Repurchase Agreement

Repurchase Agreement dated 7/31/2014, Zero Coupon due 8/1/2014 with Fixed Income Clearing Corp. collateralized by $51,945,000 of Federal National Mortgage Assoc. at 0.75% due 4/20/2017; value: $51,685,275; proceeds: $50,671,624 (cost $50,671,624)	$50,672	50,672

Total Investments in Securities 99.08% (cost $2,527,421,571)		2,777,126

Cash, Foreign Cash and Other Assets in Excess of Liabilities(b) 0.92%		25,847

Net Assets 100.00%		$2,802,973

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	The security has an interest rate of 11.50%, is perpetual in nature and has no stated maturity.
(b)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2014

Open Forward Foreign Currency Exchange Contracts at July 31, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Buy	J.P.Morgan	8/11/2014	26,345,000	$24,210,502	$24,472,239	$261,737
Australian dollar	Buy	J.P.Morgan	8/11/2014	26,345,000	24,203,257	24,472,239	268,982
Australian dollar	Buy	J.P.Morgan	8/11/2014	26,345,000	24,207,472	24,472,239	264,767
Australian dollar	Buy	J.P.Morgan	10/14/2014	35,745,000	33,046,145	33,057,339	11,194
Australian dollar	Buy	UBS AG	10/14/2014	35,745,000	33,038,996	33,057,339	18,343
Canadian dollar	Buy	Goldman Sachs	8/21/2014	36,200,000	32,830,804	33,184,751	353,947
Canadian dollar	Buy	Morgan Stanley	8/21/2014	36,200,000	32,821,987	33,184,751	362,764
Canadian dollar	Buy	Morgan Stanley	9/22/2014	38,175,000	34,870,962	34,969,027	98,065
Canadian dollar	Buy	Morgan Stanley	9/22/2014	38,175,000	34,902,643	34,969,027	66,384
Israeli new shekel	Buy	Morgan Stanley	8/22/2014	117,150,000	33,676,257	34,198,244	521,987
Singapore dollar	Buy	J.P.Morgan	9/16/2014	40,030,000	32,017,596	32,088,273	70,677
Turkish lira	Buy	Bank of America	8/18/2014	35,400,000	16,073,207	16,459,556	386,349
Turkish lira	Buy	Goldman Sachs	8/18/2014	35,400,000	16,069,070	16,459,556	390,486
Australian dollar	Sell	Goldman Sachs	8/11/2014	79,035,000	74,254,489	73,416,716	837,773
Australian dollar	Sell	Goldman Sachs	9/16/2014	64,000,000	59,956,096	59,302,662	653,434
British pound	Sell	Morgan Stanley	10/20/2014	27,165,000	45,994,441	45,833,118	161,323
British pound	Sell	Morgan Stanley	10/20/2014	4,130,000	7,057,880	6,968,186	89,694
euro	Sell	Barclays Bank plc	10/9/2014	8,370,000	11,339,067	11,210,248	128,819
euro	Sell	Goldman Sachs	10/9/2014	4,970,000	6,725,141	6,656,504	68,637
euro	Sell	Goldman Sachs	10/9/2014	9,235,000	12,643,555	12,368,775	274,780
euro	Sell	Goldman Sachs	12/19/2014	4,660,000	6,256,330	6,243,163	13,167
euro	Sell	J.P.Morgan	10/9/2014	10,400,000	14,209,864	13,929,102	280,762
euro	Sell	J.P.Morgan	10/9/2014	8,760,000	11,945,320	11,732,590	212,730
euro	Sell	J.P.Morgan	11/24/2014	116,000,000	156,337,376	155,392,810	944,566
euro	Sell	J.P.Morgan	12/19/2014	28,600,000	38,545,679	38,316,406	229,273
euro	Sell	Morgan Stanley	10/9/2014	5,470,000	7,422,549	7,326,172	96,377
euro	Sell	Morgan Stanley	10/9/2014	8,750,000	11,869,478	11,719,196	150,282
Israeli new shekel	Sell	Morgan Stanley	8/22/2014	117,150,000	34,254,887	34,198,244	56,643
Japanese yen	Sell	J.P.Morgan	9/9/2014	690,000,000	6,736,045	6,709,236	26,809
Japanese yen	Sell	J.P.Morgan	10/20/2014	690,000,000	6,788,096	6,711,147	76,949
Japanese yen	Sell	Morgan Stanley	9/9/2014	5,660,000,000	55,645,573	55,035,185	610,388
Japanese yen	Sell	Morgan Stanley	9/9/2014	5,660,000,000	55,647,761	55,035,185	612,576
Japanese yen	Sell	Morgan Stanley	10/20/2014	6,300,000,000	61,765,832	61,275,689	490,143
Japanese yen	Sell	Morgan Stanley	11/25/2014	5,630,000,000	55,388,586	54,776,868	611,718
New Zealand dollar	Sell	Goldman Sachs	8/4/2014	9,850,000	8,454,531	8,367,575	86,956
Swiss franc	Sell	Barclays Bank plc	11/7/2014	24,745,000	27,856,169	27,248,817	607,352
Swiss franc	Sell	Barclays Bank plc	11/7/2014	24,745,000	27,859,305	27,248,817	610,488
Taiwan dollar	Sell	Morgan Stanley	10/31/2014	730,000,000	24,496,644	24,306,791	189,853
Turkish lira	Sell	Deutsche Bank AG	8/18/2014	46,000,000	21,693,806	21,388,124	305,682
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$11,502,856

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	Deutsche Bank AG	10/14/2014	7,625,000	$7,092,432	$7,051,678	$(40,754)
Australian dollar	Buy	J.P.Morgan	10/14/2014	35,745,000	33,106,983	33,057,339	(49,644)
Australian dollar	Buy	Morgan Stanley	10/14/2014	5,900,000	5,506,176	5,456,380	(49,796)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2014

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	UBS AG	9/16/2014	46,100,000	$42,965,477	$42,716,448	$(249,029)
Australian dollar	Buy	UBS AG	9/16/2014	46,100,000	42,839,762	42,716,448	(123,314)
Australian dollar	Buy	UBS AG	9/16/2014	46,100,000	42,885,401	42,716,448	(168,953)
Australian dollar	Buy	UBS AG	10/14/2014	35,745,000	33,129,217	33,057,339	(71,878)
British pound	Buy	Credit Suisse	10/20/2014	63,500,000	108,307,696	107,137,971	(1,169,725)
British pound	Buy	Morgan Stanley	9/22/2014	27,000,000	46,059,894	45,565,909	(493,985)
Canadian dollar	Buy	Bank of America	10/20/2014	31,350,000	28,867,217	28,697,992	(169,225)
Canadian dollar	Buy	Bank of America	11/18/2014	32,100,000	29,805,042	29,363,948	(441,094)
Canadian dollar	Buy	Goldman Sachs	10/20/2014	31,350,000	28,869,397	28,697,992	(171,405)
Canadian dollar	Buy	Morgan Stanley	11/18/2014	10,735,000	9,975,530	9,819,999	(155,531)
Russian ruble	Buy	Morgan Stanley	11/25/2014	255,000,000	7,103,064	6,930,701	(172,363)
South African rand	Buy	Goldman Sachs	11/25/2014	280,000,000	26,063,483	25,616,689	(446,794)
South African rand	Buy	UBS AG	10/14/2014	356,200,000	32,859,500	32,829,128	(30,372)
British pound	Sell	Bank of America	9/22/2014	27,000,000	45,409,788	45,565,909	(156,121)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(4,159,983)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2014

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks(3)
Australia	$43,987	$182,946	$—	$226,933
Austria	—	22,617	—	22,617
Belgium	30,730	—	—	30,730
Canada	43,497	—	—	43,497
China	—	88,680	—	88,680
Denmark	—	57,423	—	57,423
Finland	—	21,638	—	21,638
France	50,702	182,901	—	233,603
Germany	27,956	183,690	—	211,646
Hong Kong	—	141,088	—	141,088
Israel	—	35,455	—	35,455
Italy	46,019	55,765	—	101,784
Japan	—	258,859	—	258,859
Luxembourg	—	14,221	—	14,221
Mexico	19,882	—	—	19,882
Netherlands	54,703	32,714	—	87,417
New Zealand	27,873	33,981	—	61,854
Portugal	—	43,851	—	43,851
Singapore	—	25,462	—	25,462
South Korea	—	44,297	—	44,297
Spain	—	153,685	—	153,685
Sweden	—	73,824	—	73,824
Switzerland	—	102,350	—	102,350
Taiwan	33,869	—	—	33,869
Thailand	—	43,845	—	43,845
Turkey	—	24,920	—	24,920
United Kingdom	30,530	443,275	—	473,805
Corporate Bonds	—	17,491	—	17,491
Preferred Stock	31,728	—	—	31,728
Repurchase Agreement	—	50,672	—	50,672
Total	$441,476	$2,335,650	$—	$2,777,126
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$11,503	$—	$11,503
Liabilities	—	(4,160)	—	(4,160)
Total	$—	$7,343	$—	$7,343

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	As of July 31, 2014, the Fund utilized adjusted valuation for the majority of foreign securities (as described in Note 2(a)) which resulted in Level 2 inputs for these foreign securities. As of October 31, 2013, the Fund utilized the last sale or official closing price on the exchange or system on which the foreign securities are principally traded which resulted in Level 1 inputs for all foreign securities. For the period ended July 31, 2014, the total securities transferred from Level 1 to Level 2 were $1,525,094,275.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 94.54%

Australia 2.08%

Commercial Services & Supplies 1.04%
Spotless Group Holdings Ltd. *	3,161,279	$5,435
Multi-Utilities 1.04%
DUET Group	2,423,647	5,405
Total Australia		10,840

Austria 1.41%

Semiconductors & Semiconductor Equipment
ams AG	207,185	7,388

Belgium 0.53%

Electric: Utilities
Elia System Operator SA	57,101	2,780

Brazil 0.84%

Multi-Line Retail
Magazine Luiza SA	1,114,500	4,397

Canada 1.75%

Metals & Mining 0.60%
HudBay Minerals, Inc.	291,766	3,134
Oil, Gas & Consumable Fuels 0.43%
TORC Oil & Gas Ltd.	183,458	2,236
Paper & Forest Products 0.72%
Interfor Corp. *	275,509	3,785
Total Canada		9,155

China 2.37%

Oil, Gas & Consumable Fuels 1.13%
China Suntien Green Energy Corp., Ltd. Class H	18,954,000	5,880
Water Utilities 1.24%
CT Environmental Group Ltd.	9,254,000	6,486
Total China		12,366

Finland 1.24%

Leisure Product
Amer Sports OYJ	328,548	6,470

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
France 2.31%

Auto Components 1.04%
Plastic Omnium SA	204,554	$5,418
Information Technology Services 1.27%
Altran Technologies SA	633,973	6,671
Total France		12,089

Georgia 0.90%

Banks
TBC Bank JSC GDR *†	336,986	4,701

Germany 8.82%

Auto Components 1.07%
ElringKlinger AG	155,613	5,613
Chemicals 1.05%
Symrise AG	104,710	5,498
Life Sciences Tools & Services 2.29%
Gerresheimer AG	112,990	7,800
MorphoSys AG *	43,213	4,135
		11,935
Machinery 2.00%
Deutz AG	579,383	4,086
DMG MORI SEIKI AG	208,369	6,365
		10,451
Real Estate Management & Development 1.43%
GAGFAH SA *	244,573	4,287
Patrizia Immobilien AG *	286,580	3,195
		7,482
Technology Hardware, Storage & Peripheral 0.98%
Wincor Nixdorf AG	100,294	5,095
Total Germany		46,074

Hong Kong 6.45%

Auto Components 0.30%
Minth Group Ltd.	820,000	1,564
Capital Markets 1.82%
Sun Hung Kai & Co., Ltd.	11,150,000	9,507
Communications Equipment 0.56%
VTech Holdings Ltd.	237,400	2,938

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
Hong Kong (continued)

Energy Equipment & Services 1.22%
Hilong Holding Ltd.	11,335,000	$6,356
Hotels, Restaurants & Leisure 0.38%
REXLot Holdings Ltd.	18,775,000	1,954
Household Durables 1.13%
Techtronic Industries Co.	1,964,500	5,888
Machinery 0.57%
Sinotruk Hong Kong Ltd.	5,669,500	2,998
Specialty Retail 0.47%
Esprit Holdings Ltd.	1,570,200	2,457
Total Hong Kong		33,662

India 1.57%

Consumer Finance
SKS Microfinance Ltd. *	1,757,555	8,190

Indonesia 0.94%

Banks 0.58%
Bank Tabungan Negara Persero Tbk PT	32,456,700	3,002
Consumer Finance 0.36%
PT Clipan Finance Indonesia Tbk *	52,233,850	1,886
Total Indonesia		4,888

Ireland 1.31%

Health Care Providers & Services
UDG Healthcare plc	1,138,723	6,833

Israel 0.85%

Diversified Financial Services
Plus500 Ltd.	579,707	4,453

Italy 0.82%

Internet & Catalog Retail 0.30%
Yoox SpA *	59,035	1,554
Textiles, Apparel & Luxury Goods 0.52%
Brunello Cucinelli SpA	122,544	2,750
Total Italy		4,304

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
Japan 19.63%

Auto Components 1.26%
Keihin Corp.	428,400	$6,570
Building Products 0.53%
Aica Kogyo Co., Ltd.	128,500	2,770
Construction & Engineering 0.74%
SHO-BOND Holdings Co., Ltd.	91,200	3,863
Diversified Financial Services 1.44%
Century Tokyo Leasing Corp.	234,900	7,543
Electronic Equipment, Instruments & Components 1.68%
Japan Aviation Electronics Industry Ltd.	194,000	3,992
Topcon Corp.	209,300	4,783
		8,775
Food & Staples Retailing 1.01%
Sundrug Co., Ltd.	117,700	5,284
Food Products 0.49%
Toyo Suisan Kaisha Ltd.	85,000	2,578
Health Care Equipment & Supplies 0.55%
Hogy Medical Co., Ltd.	51,400	2,871
Hotels, Restaurants & Leisure 1.28%
St. Marc Holdings Co., Ltd.	122,900	6,703
Household Durables 0.76%
Haseko Corp.	500,700	3,976
Information Technology Services 3.68%
NS Solutions Corp.	205,500	5,932
Obic Co., Ltd.	188,700	6,699
SCSK Corp.	237,800	6,576
		19,207
Machinery 1.82%
Nabtesco Corp.	172,400	3,895
NSK Ltd.	399,000	5,613
		9,508
Personal Products 1.19%
Aderans Co., Ltd.	144,808	2,124
Kobayashi Pharmaceutical Co., Ltd.	65,600	4,066
		6,190
Real Estate Management & Development 0.78%
Takara Leben Co., Ltd.	1,200,300	4,058
Software 0.51%
NSD Co., Ltd.	194,900	2,686
Specialty Retail 1.27%
United Arrows Ltd.	169,300	6,630

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Wireless Telecommunication Services 0.64%
Okinawa Cellular Telephone Co.	112,600	$3,314
Total Japan		102,526

Luxembourg 0.63%

Real Estate Management & Development
Grand City Properties SA *	264,161	3,290

Mexico 0.89%

Real Estate Investment Trusts
Macquarie Mexico Real Estate Management SA de CV *	2,297,975	4,638

Netherlands 3.78%

Construction & Engineering 1.20%
Arcadis NV	201,659	6,303
Machinery 1.34%
Aalberts Industries NV	228,837	6,982
Professional Services 1.24%
USG People NV	469,071	6,479
Total Netherlands		19,764

New Zealand 1.24%

Airlines
Air New Zealand Ltd.	3,857,578	6,466

Philippines 1.81%

Banks 0.80%
Rizal Commercial Banking Corp.	3,246,780	4,164
Real Estate Management & Development 1.01%
Filinvest Land, Inc.	158,789,000	5,288
Total Philippines		9,452

Portugal 1.02%

Multi-Utilities
REN - Redes Energeticas Nacionais SGPS SA	1,518,824	5,353

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
Spain 3.16%

Banks 0.66%
Liberbank SA *	4,066,550	$3,478
Diversified Financial Services 0.51%
Bolsas y Mercados Espanoles SA	58,731	2,668
Food Products 1.07%
Ebro Foods SA	272,574	5,570
Hotels, Restaurants & Leisure 0.20%
eDreams ODIGEO SL *	181,744	1,047
Media 0.72%
Mediaset Espana Comunicacion SA *	321,861	3,754
Total Spain		16,517

Sweden 3.75%

Commercial Services & Supplies 2.49%
Intrum Justitia AB	218,562	6,688
Loomis AB Class B	213,733	6,351
		13,039
Food & Staples Retailing 1.26%
Axfood AB	128,834	6,567
Total Sweden		19,606

Switzerland 1.64%

Capital Markets 0.34%
EFG International AG *	149,050	1,779
Household Durables 1.30%
Forbo Holding AG Registered Shares *	6,914	6,760
Total Switzerland		8,539

Taiwan 1.26%

Semiconductors & Semiconductor Equipment
Epistar Corp.	3,019,000	6,573

United Kingdom 21.54%
Capital Markets 2.46%
Ashmore Group plc	1,326,429	7,886
Jupiter Fund Management plc	769,606	4,950
		12,836
Chemicals 0.86%
Essentra plc	346,112	4,484

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Communications Equipment 0.35%
Telit Communications plc *	481,796	$1,830
Diversified Financial Services 1.62%
Arrow Global Group plc *	2,070,544	8,442
Electronic Equipment, Instruments & Components 0.26%
Electrocomponents plc	344,570	1,379
Health Care Providers & Services 1.12%
Synergy Health plc	256,177	5,880
Household Durables 1.08%
Berkeley Group Holdings plc	136,659	5,626
Independent Power and Renewable Electricity Producer 0.72%
APR Energy plc	389,841	3,760
Information Technology Services 0.91%
Innovation Group plc	9,050,100	4,737
Insurance 1.73%
Catlin Group Ltd.	698,775	5,929
Just Retirement Group plc *	1,324,124	3,096
		9,025
Multi-Line Retail 1.81%
B&M European Value Retail SA *	1,221,399	5,599
Poundland Group plc *	710,384	3,858
		9,457
Oil, Gas & Consumable Fuels 1.64%
Afren plc *	1,374,859	2,548
Genel Energy plc *	155,630	2,619
Ophir Energy plc *	938,536	3,415
		8,582
Professional Services 3.67%
Exova Group plc *	1,666,655	6,500
Hays plc	2,450,349	5,024
Michael Page International plc	1,061,117	7,625
		19,149
Software 1.43%
Playtech plc	430,948	4,455
Tungsten Corp. plc *	614,443	3,042
		7,497
Specialty Retail 1.38%
Howden Joinery Group plc	1,260,693	7,198
Trading Companies & Distributors 0.50%
Diploma plc	242,960	2,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Total United Kingdom		$112,507

Total Common Stocks (cost $458,738,631)		493,821

PREFERRED STOCK 1.22%

Germany

Machinery
Jungheinrich AG (cost $7,546,830)	104,651	6,373

RIGHT 0.06%

Germany

Real Estate Management & Development
Patrizia Immobilien AG *(a) (cost $254,375)	28,658	320

Total Long-Term Investments (cost $466,539,836)		500,514

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.40%

Repurchase Agreement

Repurchase Agreement dated 7/31/2014, Zero Coupon due 8/1/2014 with Fixed Income Clearing Corp. collateralized by $12,825,000 of Federal National Mortgage Assoc. at 0.75% due 4/20/2017; value: $12,760,875; proceeds: $12,508,321 (cost $12,508,321)	$12,508	12,508

Total Investments in Securities 98.22% (cost $479,048,157)		513,022

Foreign Cash and Other Assets in Excess of Liabilities(b) 1.78%		9,297

Net Assets 100.00%		$522,319

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2014

GDR	Global Depositary Receipt.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Strike price of $0.00 and expiration date of 8/7/2014.
(b)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at July 31, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Buy	J.P. Morgan	8/11/2014	2,145,000	$1,971,210	$1,992,520	$21,310
Australian dollar	Buy	J.P. Morgan	8/11/2014	2,145,000	1,970,620	1,992,520	21,900
Australian dollar	Buy	J.P. Morgan	8/11/2014	2,145,000	1,970,963	1,992,520	21,557
Australian dollar	Buy	J.P. Morgan	10/14/2014	1,808,000	1,671,491	1,672,057	566
Australian dollar	Buy	UBS AG	10/14/2014	1,808,000	1,671,129	1,672,057	928
Canadian dollar	Buy	Goldman Sachs	8/21/2014	3,590,000	3,255,873	3,290,974	35,101
Canadian dollar	Buy	Morgan Stanley	8/21/2014	3,590,000	3,254,998	3,290,974	35,976
Canadian dollar	Buy	Morgan Stanley	9/22/2014	12,395,000	11,332,502	11,354,056	21,554
Canadian dollar	Buy	Morgan Stanley	9/22/2014	12,395,000	11,322,216	11,354,056	31,840
Singapore dollar	Buy	J.P. Morgan	9/9/2014	2,405,000	1,925,486	1,927,858	2,372
British pound	Sell	Goldman Sachs	11/26/2014	11,100,000	18,851,774	18,720,504	131,270
British pound	Sell	J.P. Morgan	10/14/2014	945,000	1,615,584	1,594,503	21,081
British pound	Sell	Morgan Stanley	10/14/2014	785,000	1,337,479	1,324,535	12,944
euro	Sell	Morgan Stanley	10/20/2014	790,000	1,073,132	1,058,124	15,008
euro	Sell	Morgan Stanley	10/20/2014	785,000	1,069,999	1,051,427	18,572
euro	Sell	Morgan Stanley	10/20/2014	980,000	1,333,830	1,312,609	21,221
euro	Sell	Morgan Stanley	10/20/2014	2,410,000	3,238,639	3,227,948	10,691
Indonesian rupiah	Sell	Barclays Bank plc	10/14/2014	12,500,000,000	1,059,475	1,041,927	17,548
Indonesian rupiah	Sell	J.P. Morgan	10/14/2014	20,000,000,000	1,709,548	1,667,083	42,465
Japanese yen	Sell	Barclays Bank plc	9/16/2014	82,000,000	805,641	797,368	8,273
Japanese yen	Sell	Citibank	9/16/2014	93,000,000	912,458	904,331	8,127
Japanese yen	Sell	J.P. Morgan	9/16/2014	160,000,000	1,571,134	1,555,839	15,295
Japanese yen	Sell	J.P. Morgan	9/16/2014	135,000,000	1,326,340	1,312,739	13,601
Japanese yen	Sell	J.P. Morgan	9/16/2014	65,000,000	641,158	632,060	9,098
Japanese yen	Sell	J.P. Morgan	9/16/2014	92,000,000	907,978	894,607	13,371
Japanese yen	Sell	J.P. Morgan	9/16/2014	82,000,000	805,112	797,368	7,744
Japanese yen	Sell	Morgan Stanley	9/16/2014	125,000,000	1,232,297	1,215,499	16,798
Japanese yen	Sell	Morgan Stanley	9/16/2014	1,790,000,000	17,495,201	17,405,950	89,251
Japanese yen	Sell	Morgan Stanley	9/16/2014	118,000,000	1,160,866	1,147,431	13,435
New Zealand dollar	Sell	Morgan Stanley	9/16/2014	5,080,000	4,353,717	4,297,423	56,294
Philippine peso	Sell	Barclays Bank plc	9/15/2014	226,000,000	5,179,923	5,171,274	8,649
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$743,840

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2014

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	J.P. Morgan	10/14/2014	1,808,000	$1,674,567	$1,672,057	$(2,510)
Australian dollar	Buy	UBS AG	9/16/2014	1,698,000	1,582,546	1,573,374	(9,172)
Australian dollar	Buy	UBS AG	9/16/2014	1,698,000	1,577,916	1,573,374	(4,542)
Australian dollar	Buy	UBS AG	9/16/2014	1,699,000	1,580,527	1,574,300	(6,227)
Australian dollar	Buy	UBS AG	10/14/2014	1,808,000	1,675,692	1,672,057	(3,635)
Canadian dollar	Buy	J.P. Morgan	9/22/2014	2,015,000	1,887,511	1,845,778	(41,733)
Canadian dollar	Buy	Morgan Stanley	9/22/2014	1,750,000	1,608,030	1,603,033	(4,997)
euro	Buy	J.P. Morgan	10/20/2014	4,965,000	6,736,472	6,650,108	(86,364)
Japanese yen	Buy	Goldman Sachs	9/16/2014	390,000,000	3,801,929	3,792,358	(9,571)
Japanese yen	Buy	J.P. Morgan	9/16/2014	148,000,000	1,449,816	1,439,151	(10,665)
Japanese yen	Buy	J.P. Morgan	9/16/2014	182,000,000	1,790,419	1,769,767	(20,652)
Japanese yen	Buy	J.P. Morgan	9/16/2014	250,000,000	2,467,609	2,430,999	(36,610)
Japanese yen	Buy	Morgan Stanley	9/16/2014	170,000,000	1,657,735	1,653,079	(4,656)
Japanese yen	Buy	Morgan Stanley	9/16/2014	288,500,000	2,844,416	2,805,372	(39,044)
Japanese yen	Buy	Morgan Stanley	9/16/2014	113,500,000	1,118,575	1,103,673	(14,902)
South Korean won	Buy	J.P. Morgan	10/10/2014	9,375,000,000	9,163,238	9,049,529	(113,709)
South Korean won	Buy	UBS AG	9/11/2014	13,165,000,000	12,738,268	12,724,379	(13,889)
Swiss franc	Buy	UBS AG	11/17/2014	17,985,000	20,156,974	19,806,681	(350,293)
British pound	Sell	Goldman Sachs	10/14/2014	3,285,000	5,510,955	5,542,798	(31,843)
Indian rupee	Sell	Morgan Stanley	8/4/2014	113,000,000	1,844,537	1,867,074	(22,537)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(827,551)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2014

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks(3)
Australia	$5,435	$5,405	$—	$10,840
Austria	—	7,388	—	7,388
Belgium	—	2,780	—	2,780
Brazil	4,397	—	—	4,397
Canada	9,155	—	—	9,155
China	—	12,366	—	12,366
Finland	—	6,470	—	6,470
France	—	12,089	—	12,089
Georgia	4,701	—	—	4,701
Germany	5,498	40,576	—	46,074
Hong Kong	2,938	30,724	—	33,662
India	—	8,190	—	8,190
Indonesia	1,886	3,002	—	4,888
Ireland	6,833	—	—	6,833
Israel	4,453	—	—	4,453
Italy	—	4,304	—	4,304
Japan	—	102,526	—	102,526
Luxembourg	3,290	—	—	3,290
Mexico	4,638	—	—	4,638
Netherlands	—	19,764	—	19,764
New Zealand	—	6,466	—	6,466
Philippines	—	9,452	—	9,452
Portugal	5,353	—	—	5,353
Spain	1,047	15,470	—	16,517
Sweden	6,567	13,039	—	19,606
Switzerland	8,539	—	—	8,539
Taiwan	—	6,573	—	6,573
United Kingdom	30,844	81,663	—	112,507
Preferred Stock(3)		6,373	—	6,373
Right	320	—	—	320
Repurchase Agreement	—	12,508	—	12,508
Total	$105,894	$407,128	$—	$513,022
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$744	$—	$744
Liabilities	—	(828)	—	(828)
Total	$—	$(84)	$—	$(84)

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	As of July 31, 2014, the Fund utilized adjusted valuation for the majority of foreign securities (as described in Note 2(a)) which resulted in Level 2 inputs for these foreign securities. As of October 31, 2013, the Fund utilized the last sale or official closing price on the exchange or system on which the foreign securities are principally traded which resulted in Level 1 inputs for all foreign securities. For the period ended July 31, 2014, the total securities transferred from Level 1 to Level 2 were $263,694,180.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.92%

Aerospace & Defense 3.31%

AeroVironment, Inc.*	68,902	$2,170
Astronics Corp.*	38,057	2,207
Taser International, Inc.*	64,463	777
Total		5,154

Banks 2.80%

Pinnacle Financial Partners, Inc.	40,314	1,492
Square 1 Financial, Inc. Class A*	86,311	1,645
ViewPoint Financial Group, Inc.	48,656	1,223
Total		4,360

Biotechnology 18.31%

Acceleron Pharma, Inc.*	27,894	826
Achillion Pharmaceuticals, Inc.*	189,174	1,296
Aegerion Pharmaceuticals, Inc.*	22,506	756
Agios Pharmaceuticals, Inc.*	41,981	1,692
Arrowhead Research Corp.*	128,192	1,622
Avalanche Biotechnologies, Inc.*	17,750	497
Bluebird Bio, Inc.*	59,384	1,983
Epizyme, Inc.*	54,678	1,712
Foundation Medicine, Inc.*	51,353	1,156
Hyperion Therapeutics, Inc.*	53,713	1,223
Insmed, Inc.*	89,047	1,522
Karyopharm Therapeutics, Inc.*	54,488	1,890
Keryx Biopharmaceuticals, Inc.*	90,492	1,362
KYTHERA Biopharmaceuticals, Inc.*	35,232	1,183
Neurocrine Biosciences, Inc.*	73,470	998
PTC Therapeutics, Inc.*	29,203	772
Receptos, Inc.*	65,023	2,693
Sangamo BioSciences, Inc.*	93,612	1,112
Sarepta Therapeutics, Inc.*	20,235	432
TESARO, Inc.*	53,957	1,552
Ultragenyx Pharmaceutical, Inc.*	34,773	1,520
Verastem, Inc.*	95,287	704
Total		28,503

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2014

Investments	Shares	Fair Value (000)
Building Products 0.56%

Trex Co., Inc.*	31,067	$875

Capital Markets 4.95%

HFF, Inc. Class A	60,465	2,053
Marcus & Millichap, Inc.*	57,347	1,409
Piper Jaffray Cos.*	53,394	2,755
Silvercrest Asset Management Group, Inc. Class A	92,534	1,492
Total		7,709

Chemicals 1.01%

Flotek Industries, Inc.*	54,377	1,569

Commercial Services & Supplies 1.16%

US Ecology, Inc.	39,829	1,803

Communications Equipment 0.99%

Ruckus Wireless, Inc.*	119,607	1,544

Diversified Consumer Services 2.03%

2U, Inc.*	112,995	1,589
LifeLock, Inc.*	112,896	1,567
Total		3,156

Electrical Equipment 1.58%

Capstone Turbine Corp.*	840,512	1,168
Thermon Group Holdings, Inc.*	53,012	1,293
Total		2,461

Electronic Equipment, Instruments & Components 3.12%

Control4 Corp.*	72,159	1,213
Fabrinet (Thailand)*(a)	42,057	782
FARO Technologies, Inc.*	37,878	1,918
Maxwell Technologies, Inc.*	87,055	947
Total		4,860

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2014

Investments	Shares	Fair Value (000)
Energy Equipment & Services 2.25%

Matrix Service Co.*	39,245	$1,054
RigNet, Inc.*	44,040	2,449
Total		3,503

Food Products 2.57%

Amira Nature Foods Ltd. (United Arab Emirates)*(a)	95,052	1,427
Calavo Growers, Inc.	74,575	2,572
Total		3,999

Health Care Equipment & Supplies 6.61%

AtriCure, Inc.*	99,220	1,634
Cardiovascular Systems, Inc.*	53,447	1,443
Endologix, Inc.*	28,637	405
K2M Group Holdings, Inc.*	107,514	1,824
NxStage Medical, Inc.*	90,318	1,206
Spectranetics Corp. (The)*	44,546	1,143
ZELTIQ Aesthetics, Inc.*	130,341	2,638
Total		10,293

Health Care Providers & Services 1.80%

ExamWorks Group, Inc.*	55,833	1,970
HealthEquity, Inc.*	47,074	829
Total		2,799

Health Care Technology 0.97%

Imprivata, Inc.*	104,308	1,512

Hotels, Restaurants & Leisure 3.32%

BJ’s Restaurants, Inc.*	58,086	1,991
Chuy’s Holdings, Inc.*	42,800	1,226
Zoe’s Kitchen, Inc.*	67,436	1,956
Total		5,173

Household Durables 1.88%

iRobot Corp.*	52,674	1,705
WCI Communities, Inc.*	70,546	1,213
Total		2,918

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2014

Investments	Shares	Fair Value (000)
Information Technology Services 1.14%

Luxoft Holding, Inc. (Switzerland)*(a)	55,581	$1,767

Internet Software & Services 7.62%

Benefitfocus, Inc.*	42,583	1,641
Borderfree, Inc.*	86,850	1,156
comScore, Inc.*	62,552	2,264
Rocket Fuel, Inc.*	67,110	1,772
Textura Corp.*	73,800	1,843
TrueCar, Inc.*	74,309	1,008
Wix.com Ltd. (Israel)*(a)	56,850	964
Xoom Corp.*	55,942	1,212
Total		11,860

Leisure Product 0.87%

Malibu Boats, Inc. Class A*	70,567	1,358

Life Sciences Tools & Services 1.34%

Fluidigm Corp.*	73,063	2,092

Machinery 1.60%

Dynamic Materials Corp.	59,627	1,221
Energy Recovery, Inc.*	283,335	1,269
Total		2,490

Media 3.36%

Entravision Communications Corp. Class A	342,302	1,913
Gray Television, Inc.*	99,346	1,210
Rentrak Corp.*	42,360	2,103
Total		5,226

Pharmaceuticals 4.24%

Depomed, Inc.*	130,280	1,296
GW Pharmaceuticals plc ADR*	11,755	995
Intersect ENT, Inc.*	90,723	1,121

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2014

Investments	Shares	Fair Value (000)
Pharmaceuticals (continued)

Revance Therapeutics, Inc.*	55,940	$1,716
TherapeuticsMD, Inc.*	316,883	1,470
Total		6,598

Professional Services 2.04%

Kforce, Inc.	79,272	1,577
Paylocity Holding Corp.*	81,894	1,604
Total		3,181

Road & Rail 0.53%

Marten Transport Ltd.	40,357	817

Semiconductors & Semiconductor Equipment 5.18%

Ambarella, Inc.*	78,292	2,240
FormFactor, Inc.*	78,061	527
Integrated Silicon Solution, Inc.	107,772	1,575
Monolithic Power Systems, Inc.	38,409	1,584
Spansion, Inc. Class A*	70,849	1,344
Trina Solar Ltd. ADR*	70,981	796
Total		8,066

Software 5.41%

Glu Mobile, Inc.*	270,558	1,518
Materialise NV ADR*	137,418	1,556
Mavenir Systems, Inc.*	107,966	1,219
Qualys, Inc.*	73,759	1,762
Rubicon Project, Inc. (The)*	133,213	1,586
Silver Spring Networks, Inc.*	72,215	771
Total		8,412

Specialty Retail 1.06%

MarineMax, Inc.*	99,008	1,650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2014

Investments	Shares	Fair Value (000)
Technology Hardware, Storage & Peripherals 1.96%

Cray, Inc.*	58,368	$1,548
Violin Memory, Inc.*	379,998	1,505
Total		3,053

Textiles, Apparel & Luxury Goods 1.58%

Vince Holding Corp.*	72,922	2,464

Trading Companies & Distributors 0.77%

H&E Equipment Services, Inc.	32,933	1,192

Total Common Stocks (cost $142,396,537)		152,417

	Principal Amount (000)

SHORT-TERM INVESTMENT 3.86%

Repurchase Agreement

Repurchase Agreement dated 7/31/2014, Zero Coupon due 8/1/2014 with Fixed Income Clearing Corp. collateralized by $6,165,000 of Federal National Mortgage Assoc. at 0.75% due 4/20/2017; value: $6,134,175; proceeds: $6,009,036 (cost $6,009,036)	$6,009	6,009

Total Investments in Securities 101.78% (cost $148,405,573)		158,426

Liabilities in Excess of Other Assets (1.78)%		(2,768)

Net Assets 100.00%		$155,658

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2014

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$152,417	$—	$—	$152,417
Repurchase Agreement	—	6,009	—	6,009
Total	$152,417	$6,009	$—	$158,426

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended July 31, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND July 31, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.59%

Aerospace & Defense 1.09%

Astronics Corp.*	30,300	$1,757

Auto Components 5.67%

Drew Industries, Inc.	43,910	1,976
Gentherm, Inc.*	113,000	4,729
Tower International, Inc.*	77,700	2,448
Total		9,153

Banks 18.79%

Bank of Marin Bancorp	44,600	1,999
BNC Bancorp	190,600	3,160
CoBiz Financial, Inc.	318,866	3,610
Eagle Bancorp, Inc.*	33,400	1,113
Pacific Premier Bancorp, Inc.*	254,500	3,639
Park Sterling Corp.	370,800	2,544
Pinnacle Financial Partners, Inc.	47,000	1,739
Renasant Corp.	117,800	3,345
South State Corp.	62,300	3,620
Square 1 Financial, Inc. Class A*	162,356	3,094
Union Bankshares Corp.	104,100	2,486
Total		30,349

Building Products 2.88%

Patrick Industries, Inc.*	111,600	4,648

Capital Markets 4.52%

Evercore Partners, Inc. Class A	29,600	1,615
Silvercrest Asset Management Group, Inc. Class A	189,932	3,062
Westwood Holdings Group, Inc.	48,700	2,620
Total		7,297

Chemicals 2.78%

Chase Corp.	44,500	1,502
OM Group, Inc.	38,600	1,091
Quaker Chemical Corp.	26,800	1,892
Total		4,485

Commercial Services & Supplies 3.00%

Mobile Mini, Inc.	45,200	1,707
Multi-Color Corp.	79,700	3,138
Total		4,845

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND July 31, 2014

Investments	Shares	Fair Value (000)
Electrical Equipment 2.20%

AZZ, Inc.	28,100	$1,227
Powell Industries, Inc.	39,895	2,330
Total		3,557

Electronic Equipment, Instruments & Components 2.58%

CTS Corp.	139,625	2,428
Orbotech Ltd. (Ireland)*(a)	107,900	1,741
Total		4,169

Energy Equipment & Services 2.69%

Basic Energy Services, Inc.*	91,600	2,197
Gulfmark Offshore, Inc. Class A	56,300	2,155
Total		4,352

Food & Staples Retailing 0.76%

Andersons, Inc. (The)	22,800	1,232

Food Products 2.19%

Diamond Foods, Inc.*	52,600	1,413
Farmer Bros Co.*	103,800	2,125
Total		3,538

Gas Utilities 2.47%

Chesapeake Utilities Corp.	61,400	3,997

Health Care Providers & Services 1.81%

CorVel Corp.*	60,640	2,442
Hanger, Inc.*	15,193	481
Total		2,923

Household Durables 2.34%

LGI Homes, Inc.*	207,665	3,777

Information Technology Services 1.38%

Information Services Group, Inc.*	511,700	2,236

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND July 31, 2014

Investments	Shares	Fair Value (000)
Insurance 3.88%

AMERISAFE, Inc.	58,600	$2,145
Argo Group International Holdings Ltd.	38,700	1,928
HCI Group, Inc.	54,800	2,186
Total		6,259

Leisure Product 1.75%

Malibu Boats, Inc. Class A*	147,100	2,832

Machinery 5.10%

Dynamic Materials Corp.	96,300	1,972
Lydall, Inc.*	138,700	3,499
Standex International Corp.	41,800	2,757
Total		8,228

Media 1.74%

Carmike Cinemas, Inc.*	89,600	2,817

Oil, Gas & Consumable Fuels 5.20%

Abraxas Petroleum Corp.*	400,000	2,040
Ring Energy, Inc.*	45,000	778
Sanchez Energy Corp.*	73,600	2,335
Triangle Petroleum Corp.*	300,200	3,242
Total		8,395

Paper & Forest Products 2.10%

Boise Cascade Co.*	60,200	1,694
Neenah Paper, Inc.	34,175	1,696
Total		3,390

Real Estate Investment Trusts 4.75%

First Industrial Realty Trust, Inc.	158,200	2,855
Parkway Properties, Inc.	128,100	2,656
Retail Opportunity Investments Corp.	140,300	2,165
Total		7,676

Road & Rail 1.06%

Roadrunner Transportation Systems, Inc.*	68,100	1,712

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND July 31, 2014

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 1.68%

FormFactor, Inc.*	401,800	$2,712

Specialty Retail 3.10%

Genesco, Inc.*	65,661	5,008

Technology Hardware, Storage & Peripheral 2.56%

Electronics for Imaging, Inc.*	93,700	4,129

Thrifts & Mortgage Finance 0.85%

Essent Group Ltd.*	75,100	1,368

Trading Companies & Distributors 5.92%

Aceto Corp.	178,600	2,993
H&E Equipment Services, Inc.	99,200	3,589
Rush Enterprises, Inc. Class A*	84,400	2,974
Total		9,556

Water Utilities 1.75%

Connecticut Water Service, Inc.	88,700	2,829

Total Common Stocks (cost $126,764,216)		159,226

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.31%

Repurchase Agreement

Repurchase Agreement dated 7/31/2014, Zero Coupon due 8/1/2014 with Fixed Income Clearing Corp. collateralized by $2,150,000 of U.S. Treasury Note at 0.875% due 2/28/2017; value: $2,158,063; proceeds: $2,113,298 (cost $2,113,298)	$2,113	2,113

Total Investments in Securities 99.90% (cost $128,877,514)		161,339

Other Assets in Excess of Liabilities 0.10%		166

Net Assets 100.00%		$161,505

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND July 31, 2014

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$159,226	$—	$—	$159,226
Repurchase Agreement	—	2,113	—	2,113
Total	$159,226	$2,113	$—	$161,339

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended July 31, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.91%

Aerospace & Defense 0.28%

Esterline Technologies Corp.*	80,500	$8,738

Airlines 1.79%

American Airlines Group, Inc.	820,300	31,869
Spirit Airlines, Inc.*	377,529	24,698
Total		56,567

Auto Components 0.87%

Tenneco, Inc.*	431,700	27,499

Banks 10.72%

Bank of Hawaii Corp.	608,300	34,783
CIT Group, Inc.	675,300	33,164
City National Corp.	299,315	22,523
Comerica, Inc.	1,001,757	50,348
East West Bancorp, Inc.	1,089,356	37,104
First Republic Bank	346,700	16,198
PacWest Bancorp	1,487,000	61,963
Signature Bank*	354,411	40,541
Western Alliance Bancorp*	1,866,594	42,745
Total		339,369

Building Products 0.41%

Fortune Brands Home & Security, Inc.	340,928	12,884

Capital Markets 2.62%

Ares Management LP*	1,713,084	33,285
Moelis & Co.*	510,700	17,394
Raymond James Financial, Inc.	636,183	32,414
Total		83,093

Chemicals 1.52%

Albemarle Corp.	487,600	29,909
OM Group, Inc.	649,911	18,373
Total		48,282

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2014

Investments	Shares	Fair Value (000)
Construction & Engineering 1.39%

Jacobs Engineering Group, Inc.*	866,862	$44,045

Containers & Packaging 3.43%

Berry Plastics Group, Inc.*	1,323,132	32,139
Rock-Tenn Co. Class A	441,900	43,938
Sealed Air Corp.	1,016,800	32,660
Total		108,737

Electric: Utilities 3.17%

Cleco Corp.	278,701	15,535
ITC Holdings Corp.	1,116,000	40,287
Portland General Electric Co.	1,393,600	44,498
Total		100,320

Electronic Equipment, Instruments & Components 0.77%

Amphenol Corp. Class A	255,300	24,552

Energy Equipment & Services 6.46%

Bristow Group, Inc.	424,900	30,325
Frank’s International NV (Netherlands)(a)	1,344,100	31,116
Gulfmark Offshore, Inc. Class A	735,296	28,140
Helix Energy Solutions Group, Inc.*	1,455,500	37,013
Helmerich & Payne, Inc.	286,400	30,433
Superior Energy Services, Inc.	1,411,000	47,410
Total		204,437

Food & Staples Retailing 0.82%

Rite Aid Corp.*	3,898,019	26,078

Food Products 1.33%

Bunge Ltd.	312,400	24,630
Pinnacle Foods, Inc.	576,151	17,359
Total		41,989

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2014

Investments	Shares	Fair Value (000)
Health Care Providers & Services 4.37%

Community Health Systems, Inc.*	721,300	$34,406
ExamWorks Group, Inc.*	738,566	26,064
Hanger, Inc.*	266,886	8,447
MEDNAX, Inc.*	541,300	32,034
Team Health Holdings, Inc.*	659,900	37,317
Total		138,268

Hotels, Restaurants & Leisure 1.48%

Red Robin Gourmet Burgers, Inc.*	368,833	23,738
Sonic Corp.*	1,113,400	22,992
Total		46,730

Household Durables 2.31%

Jarden Corp.*	882,500	49,332
Lennar Corp. Class A	657,650	23,826
Total		73,158

Information Technology Services 6.75%

Acxiom Corp.*	886,036	16,232
Amdocs Ltd.	700,498	31,760
Cardtronics, Inc.*	753,700	29,063
Fidelity National Information Services, Inc.	735,136	41,462
iGATE Corp.*	975,700	34,813
Sapient Corp.*	1,807,527	26,679
Vantiv, Inc. Class A*	1,032,400	33,842
Total		213,851

Insurance 5.13%

Arch Capital Group Ltd.*	446,206	23,850
Everest Re Group Ltd.	101,400	15,809
Hartford Financial Services Group, Inc. (The)	781,635	26,701
HCC Insurance Holdings, Inc.	1,205,125	56,255
Markel Corp.*	62,913	39,768
Total		162,383

Internet Software & Services 2.16%

Akamai Technologies, Inc.*	1,156,500	68,257

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2014

Investments	Shares	Fair Value (000)
Leisure Product 0.81%

Brunswick Corp.	634,900	$25,605

Life Sciences Tools & Services 2.85%

PerkinElmer, Inc.	988,200	45,675
Quintiles Transnational Holdings, Inc.*	809,549	44,468
Total		90,143

Machinery 3.36%

Joy Global, Inc.	511,800	30,329
Snap-on, Inc.	180,300	21,672
WABCO Holdings, Inc.*	231,300	22,547
Xylem, Inc.	900,699	31,786
Total		106,334

Media 1.54%

AMC Networks, Inc. Class A*	265,900	15,920
New York Times Co. (The) Class A	2,630,364	32,853
Total		48,773

Metals & Mining 3.26%

Allegheny Technologies, Inc.	974,500	36,690
Carpenter Technology Corp.	379,276	20,534
Reliance Steel & Aluminum Co.	672,700	45,912
Total		103,136

Multi-Utilities 1.19%

CMS Energy Corp.	1,302,900	37,693

Oil, Gas & Consumable Fuels 3.78%

Cimarex Energy Co.	226,103	31,433
EQT Corp.	360,400	33,813
Laredo Petroleum, Inc.*	811,700	22,029
Rice Energy, Inc.*	1,229,578	32,338
Total		119,613

Pharmaceuticals 1.56%

Actavis plc*	231,320	49,563

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2014

Investments	Shares	Fair Value (000)
Professional Services 1.06%

Robert Half International, Inc.	689,860	$33,562

Real Estate Investment Trusts 5.51%

American Campus Communities, Inc.	871,300	33,911
BioMed Realty Trust, Inc.	1,750,175	37,629
Camden Property Trust	604,000	43,705
DDR Corp.	2,001,218	35,101
Highwoods Properties, Inc.	572,900	24,102
Total		174,448

Real Estate Management & Development 0.63%

Realogy Holdings Corp.*	543,426	19,976

Road & Rail 2.95%

Genesee & Wyoming, Inc. Class A*	356,800	35,584
Ryder System, Inc.	672,300	57,905
Total		93,489

Semiconductors & Semiconductor Equipment 3.52%

Lam Research Corp.	263,500	18,445
Marvell Technology Group Ltd.	4,167,800	55,598
Synaptics, Inc.*	518,978	37,486
Total		111,529

Software 1.01%

Rovi Corp.*	1,365,800	31,919

Specialty Retail 3.12%

CST Brands, Inc.	714,200	23,876
Genesco, Inc.*	319,700	24,383
Men’s Wearhouse, Inc. (The)	188,900	9,505
Penske Automotive Group, Inc.	347,000	16,118
Urban Outfitters, Inc.*	695,400	24,847
Total		98,729

Textiles, Apparel & Luxury Goods 0.64%

PVH Corp.	183,499	20,218

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2014

Investments	Shares	Fair Value (000)
Thrifts & Mortgage Finance 0.79%

Essent Group Ltd.*	1,372,476	$24,993

Trading Companies & Distributors 1.05%

United Rentals, Inc.*	314,700	33,327

Water Utilities 1.50%

American Water Works Co., Inc.	991,918	47,384

Total Common Stocks (cost $2,494,530,193)		3,099,671

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.98%

Repurchase Agreement

Repurchase Agreement dated 7/31/2014, Zero Coupon due 8/1/2014 with Fixed Income Clearing Corp. collateralized by $62,060,000 of Federal National Mortgage Assoc. at 2.00% due 5/16/2017; value: $63,844,225; proceeds: $62,587,759 (cost $62,587,759)	$62,588	62,588

Total Investments in Securities 99.89% (cost $2,557,117,952)		3,162,259

Other Assets in Excess of Liabilities 0.11%		3,547

Net Assets 100.00%		$3,165,806

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2014

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$3,099,671	$—	$—	$3,099,671
Repurchase Agreement	—	62,588	—	62,588
Total	$3,099,671	$62,588	$—	$3,162,259

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended July 31, 2014.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust consists of the following nine funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”), Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”), Lord Abbett International Core Equity Fund (“International Core Equity Fund”), Lord Abbett International Dividend Income Fund (“International Dividend Income Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”), Lord Abbett Micro-Cap Value Fund (“Micro Cap Value Fund”) and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”).

Each of Alpha Strategy Fund’s, International Core Equity Fund’s, International Opportunities Fund’s, Micro Cap Growth Fund’s, Micro Cap Value Fund’s and Value Opportunities Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund invests in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value. Growth Leaders Fund’s investment objective is to seek capital appreciation. International Dividend Income Fund’s investment objective is to seek a high level of total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord Abbett, each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow each Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Notes to Schedule of Investments (unaudited)(continued)

(d)	Forward Foreign Currency Exchange Contracts-International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-Each Fund may purchase and sell index futures contracts to manage cash or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)	When-Issued or Forward Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(h)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of July 31, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Notes to Schedule of Investments (unaudited)(continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund entered into forward foreign currency exchange contracts during the period ended July 31, 2014 (as described in note 2(d)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation/depreciation on forward foreign currency exchange contracts.

	Asset Derivatives	Liability Derivatives
International Core Equity Fund	2,614,366	1,306,547
International Dividend Income Fund	11,502,856	4,159,983
International Opportunities Fund	743,840	827,551

4. FEDERAL TAX INFORMATION

As of July 31, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Alpha Strategy Fund	Fundamental Equity Fund	Growth Leaders Fund
Tax cost	$1,017,757,416	$5,025,814,405	$1,174,298,677
Gross unrealized gain	240,108,588	710,235,522	39,874,813
Gross unrealized loss	—	(59,115,850)	(19,112,666)
Net unrealized security gain	$240,108,588	$651,119,672	$20,762,147

	International Core Equity Fund	International Dividend Income Fund	International Opportunities Fund
Tax cost	$602,990,351	$2,543,195,482	$482,315,435
Gross unrealized gain	79,353,405	262,028,380	55,319,731
Gross unrealized loss	(10,990,412)	(28,098,198)	(24,613,380)
Net unrealized security gain	$68,362,993	$233,930,182	$30,706,351

	Micro Cap Growth Fund	Micro Cap Value Fund	Value Opportunities Fund
Tax cost	$149,338,055	$129,022,728	$2,558,649,908
Gross unrealized gain	18,066,821	34,742,503	658,476,122
Gross unrealized loss	(8,978,953)	(2,426,246)	(54,867,188)
Net unrealized security gain	$9,087,868	$32,316,257	$603,608,934

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

Notes to Schedule of Investments (unaudited)(concluded)

5. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the period ended July 31, 2014:

Affiliated Issuer	Balance of Shares Held at 10/31/2013	Gross Additions	Gross Sales	Balance of Shares Held at 7/31/2014	Fair Value at 7/31/2014	Net Realized Gain 11/1/2013 to 7/31/2014		Dividend Income 11/1/2013 to 7/31/2014
Lord Abbett Developing Growth Fund, Inc. - Class I	7,332,152	2,246,166	(195,444)	9,382,874	$251,930,164	$41,384,379	(a)	$—
Lord Abbett Securities Trust - International Opportunities Fund - Class I	13,377,426	1,671,034	(609,487)	14,438,973	254,125,919	1,573,155		3,611,232
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I	5,259,932	2,076,060	(419,410)	6,916,582	123,460,988	33,479,230	(b)	—
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I	3,146,482	604,007	(39,228)	3,711,261	125,329,293	13,477,235	(c)	—
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	5,298,451	2,001,077	(149,687)	7,149,841	249,529,446	50,766,975	(d)	370,709
Lord Abbett Securities Trust - Value Opportunities Fund -Class I	10,532,666	1,772,371	(592,276)	11,712,761	252,292,877	18,292,866	(e)	—
Total					$1,256,668,687	$158,973,840		$3,981,941

(a)	Includes $39,327,463 of distributed capital gains.
(b)	Includes $31,575,898 of distributed capital gains.
(c)	Includes $13,219,756 of distributed capital gains.
(d)	Includes $50,270,624 of distributed capital gains.
(e)	Includes $20,147,989 of distributed capital gains.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of July 31, 2014, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc. - Class I	20.05%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	20.22%
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I	9.82%
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I	9.97%
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I	19.86%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	20.08%

The Ten Largest Holdings and the Holdings by Sector, as of July 31, 2014, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Team Health Holdings, Inc.	1.77%
InterMune, Inc.	1.68%
Kodiak Oil & Gas Corp.	1.58%
Restoration Hardware Holdings, Inc.	1.52%
Cavium, Inc.	1.42%
comScore, Inc.	1.37%
Knight Transportation, Inc.	1.36%
Skechers U.S.A., Inc. Class A	1.36%
Align Technology, Inc.	1.34%
ExamWorks Group, Inc.	1.30%

Holdings by Sector*	% of Investments
Consumer Discretionary	17.54%
Consumer Staples	1.96%
Energy	6.68%
Financials	5.71%
Health Care	22.50%
Industrials	11.15%
Information Technology	27.26%
Materials	3.08%
Repurchase Agreement	4.12%
Total	100.00%

*         A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust - International Opportunities Fund

Ten Largest Holdings	% of Investments
Sun Hung Kai & Co., Ltd.	1.85%
Arrow Global Group plc	1.65%
SKS Microfinance Ltd.	1.60%
Ashmore Group plc	1.54%
Gerresheimer AG	1.52%
Michael Page International plc	1.49%
Century Tokyo Leasing Corp.	1.47%
ams AG	1.44%
Howden Joinery Group plc	1.40%
Aalberts Industries NV	1.36%

Holdings by Sector*	% of Investments
Consumer Discretionary	18.67%
Consumer Staples	5.10%
Energy	4.49%
Financials	20.81%
Health Care	5.36%
Industrials	19.97%
Information Technology	14.58%
Materials	3.29%
Telecommunication Services	0.65%
Utilities	4.64%
Repurchase Agreement	2.44%
Total	100.00%

*         A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Micro-Cap Growth Fund

Ten Largest Holdings	% of Investments
Piper Jaffray Cos.	1.74%
Receptos, Inc.	1.70%
ZELTIQ Aesthetics, Inc.	1.67%
Calavo Growers, Inc.	1.62%
Vince Holding Corp.	1.56%
RigNet, Inc.	1.55%
comScore, Inc.	1.43%
Ambarella, Inc.	1.41%
Astronics Corp.	1.39%
AeroVironment, Inc.	1.37%

Holdings by Sector*	% of Investments
Consumer Discretionary	13.85%
Consumer Staples	2.52%
Energy	2.21%
Financials	7.62%
Health Care	32.70%
Industrials	11.35%
Information Technology	24.97%
Materials	0.99%
Repurchase Agreement	3.79%
Total	100.00%

*         A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Micro-Cap Value Fund

Ten Largest Holdings	% of Investments
Genesco, Inc.	3.10%
Gentherm, Inc.	2.93%
Patrick Industries, Inc.	2.88%
Electronics for Imaging, Inc.	2.56%
Chesapeake Utilities Corp.	2.48%
LGI Homes, Inc.	2.34%
Pacific Premier Bancorp, Inc.	2.26%
South State Corp.	2.24%
CoBiz Financial, Inc.	2.24%
H&E Equipment Services, Inc.	2.22%

Holdings by Sector*	% of Investments
Consumer Discretionary	14.62%
Consumer Staples	2.96%
Energy	7.90%
Financials	32.82%
Health Care	1.81%
Industrials	21.26%
Information Technology	8.21%
Materials	4.88%
Utilities	4.23%
Repurchase Agreement	1.31%
Total	100.00%

*         A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Small Cap Value Fund

Ten Largest Holdings	% of Investments
PacWest Bancorp	2.14%
Pebblebrook Hotel Trust	1.93%
South State Corp.	1.88%
Barnes Group, Inc.	1.86%
Western Alliance Bancorp	1.84%
LaSalle Hotel Properties	1.74%
Genesco, Inc.	1.72%
Minerals Technologies, Inc.	1.68%
Kennedy-Wilson Holdings, Inc.	1.68%
Darling Ingredients, Inc.	1.57%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.95%
Consumer Staples	4.98%
Energy	6.95%
Financials	32.67%
Health Care	5.51%
Industrials	15.22%
Information Technology	13.10%
Materials	9.72%
Utilities	2.84%
Repurchase Agreement	0.06%
Total	100.00%

*         A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
Akamai Technologies, Inc.	2.16%
PacWest Bancorp	1.96%
Ryder System, Inc.	1.83%
HCC Insurance Holdings, Inc.	1.78%
Marvell Technology Group Ltd.	1.76%
Comerica, Inc.	1.59%
Actavis plc	1.57%
Jarden Corp.	1.56%
Superior Energy Services, Inc.	1.50%
American Water Works Co., Inc.	1.50%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.78%
Consumer Staples	2.15%
Energy	10.25%
Financials	25.43%
Health Care	8.79%
Industrials	12.30%
Information Technology	14.23%
Materials	8.23%
Utilities	5.86%
Repurchase Agreement	1.98%
Total	100.00%

*         A sector may comprise several industries.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: September 22, 2014

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: September 22, 2014

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 22, 2014